PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

December 31, 2015

Computer and software	$571,564
Total	571,564
Less: accumulated depreciation	(93,489)
Property and equipment, net	$478,075

Depreciation expense for the years ended December 31, 2013, 2014 and 2015 was nil, nil and $63,981, respectively.